CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues:
Total revenues	$ 672,396	$ 517,922	$ 570,729
Cost of revenues:
Total cost of revenues	285,310	224,745	253,759
Gross profit	387,086	293,177	316,970
Operating expenses:
Research and development, net	110,257	88,043	90,458
Sales and marketing	65,090	52,467	52,729
General and administrative	24,199	20,404	23,852
Total operating expenses	199,546	160,914	167,039
Operating income	187,540	132,263	149,931
Financial income, net	28,747	22,436	8,478
Income before taxes on income	216,287	154,699	158,409
Income tax expenses	32,525	18,389	18,196
Net income	$ 183,762	$ 136,310	$ 140,213
Earnings per share:
Basic	$ 6.31	$ 4.73	$ 4.89
Diluted	$ 5.75	$ 4.28	$ 4.43
Shares used in calculation of earnings per share:
Basic	29,113	28,828	28,697
Diluted	32,138	32,089	31,870
Product [Member]
Revenues:
Total revenues	$ 538,350	$ 405,037	$ 464,152
Cost of revenues:
Total cost of revenues	210,639	163,981	191,402
Service [Member]
Revenues:
Total revenues	134,046	112,885	106,577
Cost of revenues:
Total cost of revenues	$ 74,671	$ 60,764	$ 62,357